Document And Entity Information	12 Months Ended
Aug. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	ORGANIGRAM HOLDINGS INC.
Entity Central Index Key	0001620737
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	156,196,347
Document Type	40-F
Document Period End Date	Aug. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes